UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        August 10, 2007


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $5,241,197 (K)

List of Other Included Managers:           None

NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874107 396935  5668073 SH		SOLE			0  4928073  740000
ANHEUSER BUSCH COS INC		COMMON		035229103 232144  4450608 SH		SOLE			0  3816808  633800
AUTOMATIC DATA PROCESSIN	COMMON		053015103 359567  7418337 SH		SOLE			0  6446437  971900
BERKSHIRE HATHAWAY INC B	COMMON		084670207  96816    26856 SH		SOLE			0    23698    3158
BROADRIDGE FINL SOLUTIONS	COMMON		11133T103  26706  1396743 SH		SOLE			0  1212118  184625
COCA COLA CO			COMMON		191216100 339344  6487165 SH		SOLE			0  5632165  855000
DISNEY WALT CO			COM DISNEY	254687106 156653  4588549 SH		SOLE			0  4023709  564840
GANNETT INC			COMMON		364730101 255466  4649059 SH		SOLE			0  4041659  607400
GENERAL ELEC CO			COMMON		369604103 435757 11383422 SH		SOLE			0  9887009 1496413
GOLDMAN SACHS GROUP INC		COMMON		38141G104 418953  1932884 SH		SOLE			0  1679340  253544
INTERNATIONAL BUSINESS M	COMMON		459200101 470778  4472952 SH		SOLE			0  3882952  590000
JOHNSON & JOHNSON		COMMON		478160104 334295  5425100 SH		SOLE			0  4713600  711500
LEGG MASON INC			COMMON		524901105 115577  1174800 SH		SOLE			0  1020500  154300
MICROSOFT CORP			COMMON		594918104 269933  9159600 SH		SOLE			0  7959100 1200500
PEPSICO INC			COMMON		713448108 324149  4998442 SH		SOLE			0  4341242  657200
PROCTER & GAMBLE CO		COMMON		742718109 189390  3095120 SH		SOLE			0  2688320  406800
WAL MART STORES INC		COMMON		931142103 393293  8174878 SH		SOLE			0  7101878 1073000
WELLS FARGO & CO NEW		COMMON		949746101 425441 12096700 SH		SOLE			0 10516300 1580400
